Schedule of maturity analysis (Details) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	£ 3,087,476	£ 3,752,878
Interest on Lease Liabilities	723,119	850,245
Lease liabilities	2,364,357	2,902,633
Sale and leaseback arrangements [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	176,950	297,550
Interest on Lease Liabilities	7,494	18,408
Lease liabilities	169,456	279,142
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	2,910,526	3,455,328
Interest on Lease Liabilities	715,625	831,837
Lease liabilities	2,194,901	2,623,491
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	620,459	1,010,039
Interest on Lease Liabilities	220,611	244,281
Lease liabilities	399,848	765,758
Not later than one year [member] | Sale and leaseback arrangements [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	168,900	241,200
Interest on Lease Liabilities	7,430	16,651
Lease liabilities	161,470	224,549
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	451,559	768,839
Interest on Lease Liabilities	213,181	227,630
Lease liabilities	238,378	541,209
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,797,448	1,849,762
Interest on Lease Liabilities	456,208	525,317
Lease liabilities	1,341,240	1,324,445
Later than one year and not later than five years [member] | Sale and leaseback arrangements [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	8,050	56,350
Interest on Lease Liabilities	64	1,757
Lease liabilities	7,986	54,593
Later than one year and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,789,398	1,793,412
Interest on Lease Liabilities	456,144	523,560
Lease liabilities	1,333,254	1,269,852
Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	669,569	893,077
Interest on Lease Liabilities	46,300	80,647
Lease liabilities	623,269	812,430
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	669,569	893,077
Interest on Lease Liabilities	46,300	80,647
Lease liabilities	£ 623,269	£ 812,430